Operating Segments (Notes)	9 Months Ended
Sep. 30, 2017
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Segment Disclosures
OPERATING SEGMENTS

We changed our operating segment presentation in the first quarter of 2017 to reflect our expanded gathering and processing assets and operations and how our chief operating decision maker (“CODM”) manages our business. With the completion of the North Dakota Gathering and Processing Assets acquisition on January 1, 2017, our gathering and processing assets and operations expanded significantly and enhanced our ability to offer integrated gathering and processing services to our customers. Given the business’s focus on providing integrated services along with the revised reporting structure implemented by management to assess performance and make resource allocation decisions, we have determined our operating segments, which are the same for reporting purposes, are the (i) Terminalling and Transportation segment and (ii) Gathering and Processing segment. No changes were deemed necessary to our Terminalling and Transportation segment. Comparable prior period information for the newly presented Gathering and Processing segment has been recast to reflect our current presentation.

In addition, as part of the CODM’s reevaluation of how it monitors and evaluates the business and allocates resources, management revised its methodology for the allocation of corporate general and administrative expenses which resulted in additional corporate costs being allocated to our Gathering and Processing segment for certain administrative activities associated with our gathering and processing business in the Rockies region. The change to our Terminalling and Transportation segment was not material. Comparable prior period segment information has been recast to reflect our revised allocation methodology.

WNRL’s assets include a wholesale business that distributes wholesale petroleum products. The wholesale business operates under commercial and service agreements with Andeavor and sells refined products to third parties. WNRL’s wholesale business purchases substantially all of its petroleum fuels from Andeavor and all of its other petroleum fuels from third-party suppliers. In addition to its sales to Andeavor, the principal customers are retail fuel distributors and the mining, construction, utility, manufacturing, transportation, aviation and agricultural industries. We have presented the wholesale business as a separate segment.

Our Terminalling and Transportation segment consists of crude oil and refined products terminals and marine terminals, storage facilities for crude oil, refined products and petroleum coke handling, rail-car unloading facilities and pipelines, which transport products and crude oil, including WNRL assets that are structured similarly and provide comparable services. Our Gathering and Processing segment consists of crude oil, natural gas and produced water gathering systems and natural gas processing assets in the Bakken Shale/Williston Basin area of North Dakota and Montana, the Green River Basin, Uinta Basin and Vermillion Basin in the states of Utah, Colorado and Wyoming, the Delaware Basin in the Permian Basin area of West Texas and Southern New Mexico, the Four Corners area of Northwestern New Mexico, and the Upper Great Plains region as well as gas processing complexes and fractionation facilities, including WNRL’s crude oil gathering assets that are structured similarly and provide comparable services. Our Wholesale segment includes the operations of bulk petroleum distribution facilities and a fleet of crude oil, refined product, asphalt and lubricant delivery trucks. Our Wholesale segment distributes commercial wholesale petroleum products primarily in Arizona, Colorado, Nevada, New Mexico and Texas.

Our revenues are generated from commercial contracts we have entered into with Andeavor and with third-party contracts under which we are paid fees for gathering crude oil, natural gas and produced water, processing natural gas and distributing, transporting and storing crude oil, refined products, natural gas and natural gas liquids. The commercial agreements with Andeavor are described in Note 3 to our Annual Report on Form 10-K for the year ended December 31, 2016 and in Note 3 for agreements related to the WNRL Merger. We do not have any foreign operations.

Our operating segments are strategic business units that offer different services in various geographical locations. We evaluate the performance of each segment based on its respective operating income. Certain general and administrative expenses and interest and financing costs are excluded from segment operating income as they are not directly attributable to a specific operating segment. Identifiable assets are those used by the segment, whereas other assets are principally cash, deposits and other assets that are not associated with a specific operating segment.

SEGMENT INFORMATION (in millions)

	Nine Months Ended September 30,
	2017	2016
Revenues
Terminalling and Transportation:
Terminalling	$492	$345
Pipeline transportation	97	93
Total Terminalling and Transportation	589	438
Gathering and Processing:
NGL sales	254	78
Gas gathering and processing	252	198
Crude oil and water gathering	147	100
Pass-thru and other	111	87
Total Gathering and Processing	764	463
Wholesale (a):
Fuel sales	730	—
Other wholesale	28	—
Total Wholesale	758	—
Total Segment Revenues	$2,111	$901

Segment Operating Income
Terminalling and Transportation	$343	$211
Gathering and Processing	170	173
Wholesale (a)	10	—
Total Segment Operating Income	523	384
Unallocated general and administrative expenses	(33)	(20)
Interest and financing costs, net	(186)	(138)
Equity in earnings of equity method investments	7	10
Other income, net	3	6
Net Earnings	$314	$242

Capital Expenditures
Terminalling and Transportation	$89	$99
Gathering and Processing	64	82
Wholesale (a)	—	—
Total Capital Expenditures	$153	$181

(a)	The Wholesale business was acquired by Andeavor Logistics as part of the WNRL Merger on October 30, 2017 and the results are only for the period of June 1, 2017 through the end of the period.

TOTAL IDENTIFIABLE ASSETS BY OPERATING SEGMENT (in millions)

	September 30, 2017	December 31, 2016
Identifiable Assets
Terminalling and Transportation	$2,508	$1,768
Gathering and Processing	5,066	3,392
Wholesale (a)	556	—
Other (b)	44	700
Total Identifiable Assets	$8,174	$5,860

(a)	The Wholesale business was acquired by Andeavor Logistics as part of the WNRL Merger on October 30, 2017.

(b)
Other consists mainly of $688 million in cash and cash equivalents as of December 31, 2016, of which $673 million was used to fund the acquisition of the North Dakota Gathering and Processing Assets on January 1, 2017, increasing the Gathering and Processing segment’s identifiable assets as of September 30, 2017.